Earnings per share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Earnings Per Share Explanatory [Line Items]
Weighted average number of ordinary shares outstanding	3,601,140,133	3,601,140,133	3,601,140,133
Dilutive effect of share options on number of ordinary shares	2,782,584	1,691,413	1,691,413